Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 1,962	$ 2,220
Accounts receivable, net of allowance	972	884
Inventory, net of reserves	743	903
Prepaid expenses	$ 161	151
Related party receivable		100
Other current assets	$ 130	25
Total current assets	3,968	4,283
Property and equipment, net	363	462
Intangible assets, net	852	$ 1,904
Other assets	25
Total non-current assets	1,240	$ 2,366
TOTAL ASSETS	5,208	6,649
CURRENT LIABILITIES
Current portion of long-term debt	3,175	3,027
Current portion of long-term debt - related parties	$ 1,329	6,176
Note payable - bank		250
Accounts payable	$ 1,074	967
Accrued expenses	503	209
Accrued interest	$ 40	148
Deferred revenue		142
Total current liabilities	$ 6,121	10,919
NON-CURRENT LIABILITIES
Long-term debt, net of current portion		171
Long-term debt - related parties, net of current portion		3,111
Total non-current liabilities		$ 3,282
COMMITMENTS AND CONTINGENCIES
Total liabilities	$ 6,121	$ 14,201
STOCKHOLDERS' EQUITY (DEFICIT)
Additional paid-in-capital	36,164	21,615
Subscription receivable	(55)	(31)
Accumulated deficit	(36,587)	(26,085)
Treasury stock, at cost, 3,542 and 13,400 Series A General Common Shares as of December 31, 2015 and 2014, respectively	(928)	(3,514)
Total stockholders' equity (deficit) before non-controlling interest	(818)	(7,428)
Non-controlling interest	(95)	(124)
Total stockholders' equity (deficit)	(913)	(7,552)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	5,208	6,649
Series A General Common Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Total stockholders' equity (deficit)	380	380
Series B Common Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Total stockholders' equity (deficit)	99	99
Series C Common Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Total stockholders' equity (deficit)	35	34
Series D Common Shares
STOCKHOLDERS' EQUITY (DEFICIT)
Total stockholders' equity (deficit)	$ 74	$ 74